Financial assets and liabilities - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings net of non-cash transactions		$ 732	$ 2,780
Non-cash transaction		23	7
Increase in lease obligations		145	46
Net increase (decrease) of deferred debt issue costs		(2)	40
Repayments and settlements of related party borrowings net of non-cash transactions		110	2,668
Repayments of related party borrowings, non cash items			927
Increase (decrease) in cash and cash equivalents		92	206
Foreign exchange gain (loss) on borrowings		64	61
Repayments of borrowings		110	5	$ 8
Deferred debt issuance costs net of amortization		38	40
Lease obligations		327	182
New or renewed leases		211	103
Principal repayments and foreign currency movements		59	48	$ 35
Net borrowings		$ 3,592	$ 2,887
Related party borrowings
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 1,741